BALANCE FROM CONTRACTS WITH CUSTOMERS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue that was included in contract liability balance	$ 517.7	$ 532.2
(Reversal of) revenue from performance obligations satisfied or partially satisfied in previous periods	(8.9)	$ 29.8
Remaining performance obligations	$ 4,438.7
No later than 1 year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue expected to be recognised	35.00%
Later than one year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue expected to be recognised	21.00%